Temporary Equity (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Temporary Equity
17.	Temporary Equity

Series D Convertible Preferred Stock

On March 6, 2020, the Company (i) entered into a stock purchase agreement to issue 203,000 shares of its Series D Preferred Stock, for proceeds of $203,000 and (ii) redeemed the 203,000 shares of Series D Preferred Stock previously issued on September 6, 2019.

On June 16, 2020, the Company redeemed 253,000 shares of its Series D Preferred Stock previously issued on December 19, 2019 in exchange for $339,174. As a result, the total number of shares of Series D Preferred Stock outstanding as of June 30, 2020 was 203,000.

The following table summarizes the Company’s Series D Preferred Stock activities for the three and six months ended June 30, 2020 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2019	461,839	$462
Issuance of Series D convertible preferred stock for cash	203,000	203
Offering cost related to issuance of Series D convertible preferred stock	—	(3)
Deemed dividends related to immediate accretion of offering cost	—	3
Accrued Series D preferred stock dividends	8,868	9
Bifurcated redemption feature of Series D convertible preferred stock	—	(171)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	—	171
Redemption of Series D preferred stock (including accrued dividends)	(210,831)	(211)
Total temporary equity as of March 31, 2020	462,876	$463
Accrued Series D preferred stock dividends	8,330	8
Redemption of Series D preferred stock (including accrued dividends)	(263,037)	(263)
Total temporary equity as of June 30, 2020	208,169	$208

The redemption of the 203,000 shares of Series D Preferred Stock (previously issued on September 6, 2019) on March 6, 2020 occurred as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	203,000
Per share value	$1.00
Series D preferred stock value	$203
Accrued dividends	$8
Total Series D preferred stock	$211
Redemption percentage	$1.29
Total redemption	$272

The redemption of the 253,000 shares of Series D Preferred Stock (previously issued on December 19, 2019) on June 16, 2020 occurred as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	253,000
Per share value	$1.00
Series D preferred stock value	$253
Accrued dividends	$10
Total Series D preferred stock value	$263
Redemption percentage	1.29%
Total redemption	$339

Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share), subject to adjustment. The dividends are payable solely upon redemption, liquidation or conversion. The Company recorded approximately $5,000 accrued dividend as of June 30, 2020.

The Series D Preferred Stock is being classified as temporary equity because it has redemption features that are outside of the Company’s control upon certain triggering events, such as a Market Event. A “Market Event” is defined as any trading day during the period which shares of the Series D Preferred Stock are issued and outstanding, where the trading price for such date is less than $0.35. In the event of a Market Event, the Series D Preferred Stock shall be subject to mandatory redemption and the stated value shall immediately be increased to $1.29 per share of Series D Preferred Stock. The Market Event is considered to be outside the control of the Company, resulting in classification of the Series D Preferred Stock as temporary equity.

The initial discounted carrying value resulted in recognition of a bifurcated redemption feature of $0.2 million, further reducing the initial carrying value of the shares of Series D Preferred Stock. The discount to the aggregate stated value of the shares of Series A Convertible Preferred Stock, resulting from recognition of the bifurcated redemption feature was immediately accreted as a reduction of additional paid-in capital and an increase in the carrying value of the Series D Shares. The accretion is presented in the condensed consolidated statement of operations as a deemed dividend, increasing net loss to arrive at net loss attributable to common stockholders.

FaceBank Group, Inc Pre-Merger [Member]
Temporary Equity

Note 12 – Temporary Equity

Series D Convertible Preferred Stock

On March 6, 2020, the Company (i) entered into a stock purchase agreement to issue 203,000 shares of its Series D Preferred Stock, for proceeds of $203,000 and (ii) redeemed the 203,000 shares of Series D Preferred Stock previously issued on September 6, 2019. As a result, the total number of shares of Series D Preferred Stock outstanding as of March 31, 2020 was 456,000 (see Note 17).

The following table summarizes the Company’s Series D Preferred Stock activities for the three months ended March 31, 2020 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2019	461,839	$462
Issuance of Series D convertible preferred stock for cash	203,000	203
Offering cost related to issuance of Series D convertible preferred stock	-	(3)
Deemed dividends related to immediate accretion of offering cost	-	3
Accrued Series D preferred stock dividends	8,868	9
Bifurcated redemption feature of Series D convertible preferred stock	-	(171)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	-	171
Redemption of Series D preferred stock (including accrued dividends)	(210,831)	(211)
Total temporary equity as of March 31, 2020	462,876	$463

The redemption of the 203,000 shares of Series D Preferred Stock (previously issued on September 6, 2019) on March 6, 2020 occurred as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	203,000
Per share value	$1.00
$203
Accrued dividends	$8
$211
Redemption percentage	$1.29
Total	$272

Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share), subject to adjustment. The dividends are payable solely upon redemption, liquidation or conversion. The Company recorded approximately $9,000 accrued dividend as of March 31, 2020.

The Series D Preferred Stock is being classified as temporary equity because it has redemption features that are outside of the Company’s control upon certain triggering events, such as a Market Event. A “Market Event” is defined as any trading day during the period which shares of the Series D Preferred Stock are issued and outstanding, where the trading price for such date is less than $0.35. In the event of a Market Event, the Series D Preferred Stock shall be subject to mandatory redemption and the stated value shall immediately be increased to $1.29 per share of Series D Preferred Stock. The Market Event is considered to be outside the control of the Company, resulting in classification of the Series D Preferred Stock as temporary equity.

The initial discounted carrying value resulted in recognition of a bifurcated redemption feature of $171,000, further reducing the initial carrying value of the shares of Series D Preferred Stock. The discount to the aggregate stated value of the shares of Series A Convertible Preferred Stock, resulting from recognition of the bifurcated redemption feature was immediately accreted as a reduction of additional paid-in capital and an increase in the carrying value of the Series D Shares. The accretion is presented in the condensed consolidated statement of operations as a deemed dividend, increasing net loss to arrive at net loss attributable to common stockholders.

Note 13 – Temporary Equity

Series D Convertible Preferred Stock

The following table summarizes the Company’s Series D Convertible Preferred Stock activities for the year ended December 31, 2019 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2018	-	$-
Issuance of Series D convertible preferred stock for cash	709,000	709
Offering cost related to issuance of Series D convertible preferred stock	-	(9)
Deemed dividends related to immediate accretion of offering cost	-	9
Accrued Series D preferred stock dividends	5,839	6
Bifurcated redemption feature of Series D convertible preferred stock	-	(589)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	-	589
Redemption of Series D preferred stock	(253,000)	(253)
Total temporary equity as of December 31, 2019	461,839	$462

During the year ended December 31, 2019, the Company entered into the following stock purchase agreements:

●	On July 15, 2019, the Company issued 253,000 shares of its Series D Preferred Stock, for proceeds of $253,000;
●	On September 6, 2019, the Company issued 203,000 shares of its Series D Preferred Stock, for proceeds of $203,000; and
●	On December 19, 2019, the Company issued 253,000 shares of its Series D Preferred Stock, for proceeds of $253,000.

Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share). The dividends are payable solely upon redemption, liquidation or conversion.

The Series D Preferred Stock is being classified as temporary equity because it has redemption features that are outside of the Company’s control upon certain triggering events, such as a Market Event. A “Market Event” is defined as any trading day during the period which shares of the Series D Preferred Stock are issued and outstanding, where the trading price for such date is less than $0.35. In the event of a Market Event, the Series D Preferred Stock shall be subject to mandatory redemption and the stated value shall immediately be increased to $1.29 per share of Series D Preferred Stock. The Market Event is considered to be outside the control of the Company, resulting in classification of the Series D Preferred Stock as temporary equity.

The initial discounted carrying value resulted in recognition of a bifurcated redemption feature of $589,000, further reducing the initial carrying value of the Series D Shares. The discount to the aggregate stated value of the Series A Shares, resulting from recognition of the bifurcated redemption feature was immediately accreted as a reduction of additional paid-in capital and an increase in the carrying value of the Series D Shares. The accretion is presented in the Consolidated Statement of Operations as a deemed dividend, increasing net loss to arrive at net loss attributable to common stockholders.

On December 19, 2019, the Company redeemed the 253,000 shares of its Series D preferred stock issued on July 15, 2019 as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	253,000
Per share value	$1.00
$253
Accrued dividends	$9
$262
Redemption percentage	$1.29
Total	$337

The Company recorded approximately $14,000 of accrued dividends as of December 31, 2019.